Accumulated other comprehensive income (loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ (12,575)		$ (730)		$ (3,112)
Net unrealized gains arising from the year	411		(11,942)		14,135
Reclassification adjustment for (gains) loss included in net income	(1,066)	[1]	522	[1]	(11,202)	[1]
Foreign currency translation adjustment, net	(655)		(425)		(551)
Other comprehensive income (loss) from the year	(1,310)		(11,845)		2,382
Balance	(13,885)		(12,575)		(730)
Available-For-Sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(10,194)		933		(1,728)
Net unrealized gains arising from the year	2,224		(9,640)		8,436
Reclassification adjustment for (gains) loss included in net income	(2,330)	[1]	(1,487)	[1]	(5,775)	[1]
Foreign currency translation adjustment, net	0		0		0
Other comprehensive income (loss) from the year	(106)		(11,127)		2,661
Balance	(10,300)		(10,194)		933
Derivative Financial Instruments, Assets [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(685)		(368)		(640)
Net unrealized gains arising from the year	(1,813)		(2,302)		5,699
Reclassification adjustment for (gains) loss included in net income	1,264	[1]	1,985	[1]	(5,427)	[1]
Foreign currency translation adjustment, net	0		0		0
Other comprehensive income (loss) from the year	(549)		(317)		272
Balance	(1,234)		(685)		(368)
Foreign Currency Translation Adjustment Net Of Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(1,696)		(1,295)		(744)
Net unrealized gains arising from the year	0		0		0
Reclassification adjustment for (gains) loss included in net income	0	[1]	24	[1]	0	[1]
Foreign currency translation adjustment, net	(655)		(425)		(551)
Other comprehensive income (loss) from the year	(655)		(401)		(551)
Balance	$ (2,351)		$ (1,696)		$ (1,295)

[1]	(1) Reclassification adjustments include amounts recognized in net income during the current period that had been part of other comprehensive income (loss) in this and previous periods.